Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information

Basis of Presentation: Paragon Shipping Inc. (“Paragon”) is a public company incorporated in the Republic of the Marshall Islands on April 26, 2006 and was engaged in the ocean transportation of drybulk cargoes worldwide through the ownership and operation of drybulk carriers. In December 2006, Paragon established a branch in Greece under the provision of Law 89 of 1967, as amended. Following the sale of all of its vessels, discussed in Notes 5 and 6, the Company on December 1, 2016 entered into commercial services agreement with an entity affiliated with Mr. Michael Bodouroglou, the Company’s Chairman, President, Chief Executive Officer and Interim Chief Financial Officer (Note 4).

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of Paragon Shipping Inc. and its wholly-owned subsidiaries (collectively the “Company”) listed below:

Non-Vessel Owning Subsidiaries:

Vessel Owning Company	Date of Incorporation	Country of Incorporation	Vessel’s Name	Delivery Date	Sale Date
Trade Force Shipping S.A. (1)	November 15, 2006	Marshall Islands	Deep Seas	December 2006	January 2016
Frontline Marine Company	November 15, 2006	Marshall Islands	Calm Seas	December 2006	January 2016
Fairplay Maritime Ltd. (1)	November 15, 2006	Marshall Islands	Kind Seas	December 2006	January 2016
Donna Marine Co. (1)	July 4, 2007	Marshall Islands	Pearl Seas	August 2007	January 2016
Imperator I Maritime Company (1)	September 27, 2007	Marshall Islands	Coral Seas	November 2007	May 2016
Canyon I Navigation Corp.	September 27, 2007	Marshall Islands	Golden Seas	December 2007	March 2016
Coral Ventures Inc.	August 5, 2009	Liberia	Prosperous Seas	May 2012	March 2016
Winselet Shipping And Trading Co. Ltd. (1)	April 6, 2010	Liberia	Precious Seas	June 2012	March 2016
Aminta International S.A.	May 5, 2010	Liberia	Priceless Seas	January 2013	April 2016
Adonia Enterprises S.A.	May 5, 2010	Liberia	Proud Seas	January 2014	March 2016
Dolphin Sunrise Limited (2)	February 25, 2014	Marshall Islands	-	-	-
Nautilus Investment Limited (2)	February 25, 2014	Marshall Islands	-	-	-
Oceanus Investments Limited (2)	February 25, 2014	Marshall Islands	-	-	-
Explorer Shipholding Limited	November 15, 2006	Marshall Islands	-	-	-
Epic Investments Inc.	December 21, 2006	Marshall Islands	-	-	-
Protea International Inc.	July 17, 2007	Liberia	-	-	-
Amphitrite Shipping Inc. (3)	June 17, 2013	Liberia	-	-	-
Mirabel International Maritime Co. (3)	June 17, 2013	Liberia	-	-	-
Camelia Navigation S.A. (1)	November 15, 2006	Marshall Islands	-	-	-
Reading Navigation Co. (1)	July 17, 2007	Liberia	-	-	-

(1) In 2016, the Company proceeded with the dissolution of the respective subsidiaries since they were no longer active

(2) Companies related to the Kamsarmax newbuilding drybulk carriers with Hull numbers YZJ1144, YZJ1145 and YZJ1142, respectively (Note 5)

(3) Refer to Note 5

The Company outsourced the technical and commercial management of its vessels to Allseas Marine S.A. (“Allseas”) and Seacommercial Shipping Services S.A. (“Seacommercial”), both related parties wholly owned by Mr. Michael Bodouroglou, the Company’s Chairman, President, Chief Executive Officer and Interim Chief Financial Officer (refer to Note 4).

Major Charterers: The following charterers individually accounted for more than 10% of the Company’s charter revenue for the years ended December 31, 2014, 2015 and 2016:

Charterer	Percentage of charter revenue
	2014	2015	2016
Glencore Grain B.V.	-	24.0%	30.9%
MLE Logistics & Chartering Corp.	-	-	22.4%
Louis Dreyfus Commodities	-	-	15.0%
Trafigura	-	-	10.4%
Cargill International S.A.	11.6%	-	-
Total	11.6%	24.0%	78.7%